MORNINGSTAR ESG MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 1.2%
Harley-Davidson, Inc. 1,949 $ 71,801
Underline
Capital Goods : 8.9%
Allegion plc 1,217 154,182
Emerson Electric Co. 766 74,555
Masco Corp. 1,060 70,999
Otis Worldwide Corp. 777 69,518
Rockwell Automation, Inc. 455 141,268
510,522
Commercial & Professional Services : 2.6%
Equifax, Inc. 299 73,940
TransUnion 1,092 75,031
148,971
Consumer Discretionary Distribution &
Retail : 2.2%
Etsy, Inc. * 740 59,977
Lowe's Companies, Inc. 310 68,991
128,968
Consumer Durables & Apparel : 2.0%
NIKE, Inc. 579 62,862
Polaris, Inc. 549 52,029
114,891
Consumer Services : 3.5%
Starbucks Corp. 693 66,535
Yum! Brands, Inc. 1,029 134,449
200,984
Energy : 1.3%
Cheniere Energy, Inc. 452 77,161
Underline
Financial Services : 17.2%
American Express Co. 401 75,123
BlackRock, Inc. 99 80,368
CME Group, Inc. 691 145,525
Intercontinental Exchange, Inc. 1,210 155,401
MarketAxess Holdings, Inc. 492 144,082
Mastercard, Inc. 180 76,772
Northern Trust Corp. 833 70,289
State Street Corp. 948 73,432
The Bank of New York Mellon
Corp. 1,414 73,599
Tradeweb Markets, Inc. 986 89,608
984,199
Food, Beverage & Tobacco : 8.0%
Brown-Forman Corp. 1,164 66,464
Campbell Soup Co. 1,372 59,312
Constellation Brands, Inc. 565 136,589
Kellanova 1,022 57,140
Mondelez International, Inc. 943 68,301
PepsiCo, Inc. 401 68,106
455,912
Number
of Shares Value
Health Care Equipment & Services : 5.8%
Medtronic Plc 850 $ 70,023
Veeva Systems, Inc. * 717 138,037
Zimmer Biomet Holdings, Inc. 1,051 127,907
335,967
Household & Personal Products : 2.2%
Clorox Co. 904 128,901
Underline
Materials : 2.5%
Ecolab, Inc. 727 144,200
Underline
Media & Entertainment : 7.4%
Alphabet, Inc. * 1,073 149,887
Comcast Corp. 3,264 143,126
Walt Disney Co. 1,476 133,268
426,281
Pharmaceuticals, Biotechnology & Life
Sciences : 7.2%
Agilent Technologies, Inc. 559 77,718
Biogen, Inc. * 225 58,223
Gilead Sciences, Inc. 1,708 138,365
Thermo Fisher Scientific, Inc. 262 139,067
413,373
Semiconductors & Semiconductor
Equipment : 7.9%
Analog Devices, Inc. 372 73,864
Applied Materials, Inc. 464 75,200
KLA Corp. 127 73,825
Monolithic Power Systems, Inc. 132 83,263
Teradyne, Inc. 1,351 146,611
452,763
Software & Services : 16.5%
Autodesk, Inc. * 627 152,662
Fortinet, Inc. * 1,297 75,913
Guidewire Software, Inc. * 978 106,641
Intuit, Inc. 151 94,380
Microsoft Corp. 182 68,439
Roper Technologies, Inc. 126 68,691
Salesforce, Inc. * 325 85,521
ServiceNow, Inc. * 121 85,485
Tyler Technologies, Inc. * 342 142,997
VeriSign, Inc. * 311 64,054
944,783
Technology Hardware & Equipment : 3.5%
Cisco Systems, Inc. 2,725 137,667
Keysight Technologies, Inc. * 405 64,431
202,098
Total Common Stocks
(Cost: $5,375,082) 5,741,775
Total Investments: 99.9%
(Cost: $5,375,082) 5,741,775
Other assets less liabilities: 0.1% 5,044
NET ASSETS: 100.0% $ 5,746,819
* Non-income producing

MORNINGSTAR ESG MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
Summary of Investments by Sector
% of
Investments Value
Information Technology 27.9% $ 1,599,644
Financials 17.1 984,197
Health Care 13.1 749,340
Industrials 11.5 659,493
Consumer Staples 10.1 584,813
Consumer Discretionary 9.1 516,644
Communication Services 7.4 426,282
Materials 2.5 144,201
Energy 1.3 77,161
100.0% $ 5,741,775